UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  		[  ]  is a restatement.
	 			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Holt-Smith & Yates Advisors
Address:				2810 Crossroads Drive
				Suite 4900
				Madison, WI 53718

13F File Number:	 		28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:				Diana K. Falk
Title:				Compliance Administrator
Phone:				608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk			Madison, WI	12-Aug-02

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		24

Form 13F Information Table Value Total:		755,479

List of Other Included Managers:	NONE
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						FORM 13F INFORMATION TABLE
			TITLE OF			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

ADC TELECOMMUNICATIONS	COM		000886 10 1	16,169	7,405,471	SH		SOLE	NONE	7,084,850	0	320,621
AMERICAN INTL GROUP INC	COM		026874 10 7	42,814	   635,270	SH		SOLE	NONE	    545,371	0	  89,899
AMERICAN PWR CONVERSION CORP	COM		029066 10 7	36,029	2,912,439	SH		SOLE	NONE	2,615,624	0	296,815
BERKSHIRE HATHAWAY INC DEL	CL A		084670 10 8	  1,002	             15	SH		SOLE	NONE	             15	0	             0
BEST BUY INC		COM		086516 10 1	31,578	   884,502	SH		SOLE	NONE	   776,567	0	107,935
CARDINAL HEALTH INC		COM		14149Y 10 8	40,679	   668,859	SH		SOLE	NONE	   586,934	0	  81,925
CONCORD EFS INC		COM		206197 10 5	53,842	1,813,161	SH		SOLE	NONE	1,535,846	0	277,315
DELL COMPUTER CORP		COM		247025 10 9	43,267	1,670,589	SH		SOLE	NONE	1,486,121	0	184,468
DISNEY WALT CO		COM DISNEY		254687 10 6	34,451	1,844,575	SH		SOLE	NONE	1,673,442	0	171,133
FEDERAL HOME LN MTG CORP	COM		313400 30 1	42,988	   703,885	SH		SOLE	NONE	   614,550	0	  89,335
FEDERAL NATL MTG ASSN	COM		313586 10 9	     323	        4,375	SH		SOLE	NONE	       4,375	0	            0
FISERV INC		COM		337738 10 8	45,399	1,248,604	SH		SOLE	NONE	1,067,597	0	181,007
HOME DEPOT INC		COM		437076 10 2	37,796	1,051,357	SH		SOLE	NONE	   914,885	0	136,472
INTERPUBLIC GROUP COS INC	COM		460690 10 0	36,946	1,517,261	SH		SOLE	NONE	1,351,576	0	165,685
INTUIT			COM		461202 10 3	55,601	1,133,476	SH		SOLE	NONE	   997,512	0	135,964
JDS UNIPHASE CORP		COM		46612J 10 1	12,154	4,527,914	SH		SOLE	NONE	4,382,759	0	145,155
MICROCHIP TECHONOLOGY INC	COM		595017 10 4	47,794	1,781,190	SH		SOLE	NONE	1,565,577	0	215,613
PEPSICO INC		COM		713448 10 8	19,534	   405,273	SH		SOLE	NONE	   301,900	0	103,373
QUANTA SVCS INC		COM		74762E 10 2	18,336	2,163,170	SH		SOLE	NONE	1,980,525	0	182,645
ROYAL DUTCH PETE CO		NY REG GLD1.25	780257 80 4	     788	      14,250	SH		SOLE	NONE	        4,105	0	  10,145
SBC COMMUNICATIONS INC	COM		78387G 10 3	     615	      20,176	SH		SOLE	NONE	        7,602	0	  12,574
TARGET CORP		COM		87612E 10 6	48,149	1,275,600	SH		SOLE	NONE	1,108,125	0	167,475
WALGREEN CO		COM		931422 10 9	49,750	1,302,061	SH		SOLE	NONE	1,122,526	0	179,535
ZEBRA TECHNOLOGIES CORP	CL A		989207 10 5	39,475	   809,697	SH		SOLE	NONE	   702,622	0	107,075
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